DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Schedule of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Non-current			$ 363.5	$ 214.7
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provision for decommissioning, restoration and rehabilitation costs	$ 220.4	$ 250.3
Accretion expense included in finance costs	9.0	12.1
Revisions in estimates and obligations	82.4	25.9
Expenditures during the current year	(3.2)	(4.3)
Increase (decrease) through net exchange differences, other provisions	(1.6)	(3.8)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0.0	(59.8)
Balance, end of year	392.7	220.4
Current			29.2	5.7
Non-current			363.5	214.7
Provision for decommissioning, restoration and rehabilitation costs	220.4	220.4	$ 392.7	$ 220.4
Acquisition through asset acquisition, other provisions	85.7	0.0
Accretion expense included in finance costs	9.0	12.1
Acquisition through asset acquisition, other provisions	$ 85.7	$ 0.0